Financial Risk Management - Disclosure of Credit Risk Exposure (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Without External Credit Ratings [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	$ 10,685	$ 2,644	$ 4,146	$ 1,194
Without External Credit Ratings [Member] | Trade Receivables [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	9,982	26,499	20,603	20,603
Without External Credit Ratings [Member] | Trade Receivables [Member] | New Customer Less than 6 Months [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	12	187	1,046	1,046
Without External Credit Ratings [Member] | Trade Receivables [Member] | Existing Customers (More Than 6 Months With Default in Past [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	9,970	26,312	19,557	19,557
Ratings AA- [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	10,591	2,655	4,122	1,194
Ratings A+ [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	$ 94	$ (11)	$ 24